Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible Assets, Net [Abstract]
Impairment amount	¥ 278,679	$ 43,710
Acquisition of guoyu	¥ 8,955,000	$ 1,404,552
Acquire capital stock percentage	100.00%	100.00%
Aggregate consideration	¥ 58,450,000	$ 9,000,000
Fair value of non-complete agreement	20,363,661	4,913,042
Accumulated amortization (in Dollars)		16,431,724
Impairment loss	3,991,570	626,060
Amortization expense	¥ 17,400,708	$ 2,729,222	¥ 14,067,634	¥ 13,193,519